Revenue - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 2,269,026		$ 6,556,463		$ 6,698,629		$ 13,992,029		$ 25,596,972	$ 26,928,439	$ 18,340,249
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									25,596,972	26,928,439	18,340,249
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	(767,709)	[1]	3,440,590	[1]	1,271,267	[1]	7,852,189	[1]	10,733,922	13,832,691	$ 10,889,542
Americas [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	1,647,854		1,422,069		3,167,929		2,671,673
Asia-Pacific [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	1,027,989		1,579,435		1,705,857		3,298,173
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 360,892		$ 114,369		$ 553,576		$ 169,994		$ 1,454,879	$ 805,306

[1]	Impact of previously recognized revenue for contract modification as explained in tables above.